Accounts Receivables	12 Months Ended
Dec. 31, 2025
Accounts Receivables
Accounts Receivables

4. Accounts Receivables

4.1 Accounts receivable consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Accounts receivables	34,550,465	5,351,511	765,256
Allowance for credit losses	(274,956)	(236)	(34)
Accounts receivables, net	34,275,509	5,351,275	765,222

4.2 Movements of allowance for accounts receivable for the years ended December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Balance at the beginning of the year	205,489	274,956	39,318
Additions/(reversal)	69,467	(274,720)	(39,284)
Balance at the end of the year	274,956	236	34